Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Summary of taxes payable

	As of December 31,
	2024	2025
	RMB	RMB
VAT payable	34,523	31,509
Withholding individual income taxes for employees	8,037	5,014
Enterprise income taxes payable	17,996	6,200
Others	1,306	738
Total	61,862	43,461